Exhibit 99

Chrysler Financial Services Americas LLC	Distribution Date: 10-Nov-08
DCAT 2008-A Monthly Servicer’s Certificate (MG)	Page 1 of 3

Payment Determination Statement Number	9
Distribution Date	10-Nov-08
Record Date	07-Nov-08

Dates Covered	From and Including	To and Including
Collections Period	01-Oct-08	31-Oct-08
Accrual Period	08-Oct-08	09-Nov-08
30/360 Days	30
Actual/360 Days	33

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	69,484	$1,209,678,248.54
Collections of Installment Principal		24,414,880.33
Collections Attributable to Full Payoffs		9,284,267.62
Principal Amount of Repurchases		42,692.29
Principal Amount of Gross Losses		6,463,720.22

Pool Balance — End of Period(EOP)	68,103	$1,169,472,688.08

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,555,000,035.25
Pool Factor (Pool Balance as a % of Initial Pool Balance)	75.21%

Ending Overcollateralization(O/C) Amount	$59,465,119.12
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	105.357%

Cumulative Net Losses	$20,880,667.58
Net Loss Ratio (3 mos weighted avg.)	3.817%
Cumulative Recovery Ratio	36.433%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	24,680,710.04	2.110%	1,335
61-90 Days Delinquent	5,255,163.44	0.449%	271
91-120 Days Delinquent	1,488,728.01	0.127%	72
121 Days or More Delinquent	91,749.51	0.008%	6
Repossessions	7,524,801.71	0.643%	344

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	14,360,442.67
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)	1.14501%

	Current Month	Prior Month
Weighted Average A.P.R.	7.756%	7.770%
Weighted Average Remaining Term (months)	50.27	51.11
Weighted Average Seasoning (months)	17.55	16.66

Chrysler Financial Services Americas LLC	Distribution Date: 10-Nov-08
DCAT 2008-A Monthly Servicer’s Certificate (MG)	Page 2 of 3

Cash Sources
Collections of Installment Principal	$24,414,880.33
Collections Attributable to Full Payoffs	9,284,267.62
Principal Amount of Repurchases	42,692.29
Recoveries on Loss Accounts	2,266,392.44
Collections of Interest	7,870,313.42
Investment Earnings	17,653.16
Reserve Account	7,537,000.00
Hedge Receipts	725,565.89

Total Sources	$52,158,765.15

Cash Uses
Servicer Fee	$1,008,065.21
Hedge Payments (excl. termination payments)	0.00
A Note Interest	4,035,890.27
First Priority Principal Distribution Amount	0.00
B Note Interest	385,722.50
Second Priority Principal Distribution Amount	0.00
C Note Interest	162,916.67
Third Priority Principal Distribution Amount	10,845,689.74
Reserve Fund	7,537,000.00
Required Principal Distribution Amount	28,183,480.76
Hedge Termination Payments (if any)	0.00
Distribution to Class D Noteholders	0.00

Total Cash Uses	$52,158,765.15

Administrative Payment
Total Principal and Interest Sources	$52,158,765.15
Investment Earnings in Trust Account	(17,653.16)
Hedge Receipts	(725,565.89)
Daily Collections Remitted	43,875,637.42
Cash Reserve in Trust Account	7,537,000.00
Servicer Fee (withheld)	1,008,065.21
O/C Release to Seller	(0.00)

Payment Due to/(from) Trust Account	1,005,156.53

O/C Release (Prospectus pg S31-S32)
Pool Balance	$1,169,472,688.08
Yield Supplement O/C Amount	(31,281,638.36)

Adjusted Pool Balance	$1,138,191,049.72

Total Securities	$1,110,007,568.96

Adjusted O/C Amount	$28,183,480.76

Target Overcollateralization Amount	$45,527,641.99

O/C Release Period?	Yes

O/C Release	$0.00

Chrysler Financial Services Americas LLC	Distribution Date: 10-Nov-08
DCAT 2008-A Monthly Servicer’s Certificate (MG)	Page 3 of 3

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face

Class A-1 350,000,000.00 @ 3.15195%	0.00	0.00	0.00	0.0000000	0.00	0.0000000
Class A-2a 75,000,000.00 @ 3.40%	73,370,793.40	65,767,708.24	7,603,085.16	101.3744688	207,883.91	2.7717855
Class A-2b 310,000,000.00 @ 4.9425%	303,265,946.06	271,839,860.72	31,426,085.34	101.3744688	1,373,984.28	4.4322074
Class A-3a 275,000,000.00 @ 3.70%	275,000,000.00	275,000,000.00	0.00	0.0000000	847,916.67	3.0833333
Class A-3b 190,000,000.00 @ 5.1425%	190,000,000.00	190,000,000.00	0.00	0.0000000	895,652.08	4.7139583
Class A-4 190,300,000.00 @ 4.48%	190,300,000.00	190,300,000.00	0.00	0.0000000	710,453.33	3.7333333
Class B 83,100,000.00 @ 5.57%	83,100,000.00	83,100,000.00	0.00	0.0000000	385,722.50	4.6416667
Class C 34,000,000.00 @ 5.75%	34,000,000.00	34,000,000.00	0.00	0.0000000	162,916.67	4.7916668

Total Notes	$1,149,036,739.46	$1,110,007,568.96	$39,029,170.50		$4,584,529.44

*	Class A-1 , A-2b, A-3b Interest is computed on an Actual/360 Basis. Days in current period 33